MFS® Global Total Return Fund
MFS® Global Total Return Fund
SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2016.

MFS® Global Total Return Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Summary of Key Information

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 9 of the fund's Prospectus and "Waivers of Sales Charges" on page H-1 of the fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Global Total Return Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Global Total Return Fund		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.09%
Total Annual Fund Operating Expenses		1.28%	2.03%	2.03%	1.03%	2.03%	1.53%	1.28%	1.03%	0.93%
Fee Reductions and/or Expense Reimbursements	[1]	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.78%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.75% of the fund's average daily net assets annually in excess of $500 million to $1 billion; 0.70% of the fund's average daily net assets annually in excess of $1 billion to $2.5 billion; and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion. This written agreement will terminate on February 27, 2017. Effective February 28, 2017, the management fee set forth in the Investment Advisory Agreement will be 0.84% of the fund's average daily net assets annually up to $500 million; 0.75% of the fund's average daily net assets annually in excess of $500 million to $1 billion; 0.70% of the fund's average daily net assets annually in excess of $1 billion to $2.5 billion; and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion. Effective August 1, 2016, Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.09% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.84% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.84% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.34% of the class' average daily net assets annually for Class R2 shares, and 0.78% of the class' average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2018.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Global Total Return Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	680	918	1,181	1,931
B	587	895	1,236	2,066
C	287	595	1,036	2,261
I	86	285	509	1,151
R1	187	595	1,036	2,261
R2	136	442	776	1,720
R3	111	364	643	1,439
R4	86	285	509	1,151
R5	80	260	460	1,039

Expense Example No Redemption - MFS® Global Total Return Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	187	595	1,036	2,066
C	187	595	1,036	2,261